Equity	3 Months Ended
Sep. 30, 2019
Stockholders' Equity Note [Abstract]
Equity

Note 8 - Equity

During July and August 2019, the Company issued 475,000 common shares for professional consulting services.  These shares were valued at $1,203,300 upon issuance during the three months ended September 30, 2019.

During August 2019, the Company issued 347,397 common shares for debt reduction. These shares were valued at $619,103 upon issuance during the three months ended September 30, 2019.

During August and September 2019, the Company settled conversion features on convertible notes. These conversions were valued at $149,374 at conversion during the three months ended September 30, 2019.

During September 2019, the Company issued 644,709 common shares to warrant holders in two cashless transactions.

During September 2019, the Company issued 44,511 common shares in lieu of compensation. These shares were valued at $44,511 upon issuance during the three months ended September 30, 2019.

During September 2019, the Company issued 80,000 common shares for professional consulting services.  These shares were valued at $80,000 upon issuance during the three months ended September 30, 2019.

During September 2019, the Company issued 1,350,000 common shares for the acquisition of Concepts and Solutions. These shares were valued at $1,485,000 upon issuance during the three months ended September 30, 2019.

During September 2019, the Company issued 397,864 common shares for debt reduction. These shares were valued at $408,622 upon issuance during the three months ended September 30, 2019.

See the capital structure section in Note 1 for disclosure of the equity components included in the Company’s consolidated financial statements.